Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	$ 10,536,503	$ 13,970,951
Cash flows related to leases	$ 34,285,087	$ 17,120,087	$ 18,256,119